GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	COMMON STOCKS - 91.44%
	Aerospace & Defense - 1.31%
12,372	Arconic, Inc.	$380,686
824	Curtiss-Wright Corp.	116,093
3,977	HEICO Corp. (a)	453,975
5,590	HEICO Corp. - Class A	500,473
1,507	Hexcel Corp. (a)	110,478
1,904	L3Harris Technologies, Inc.	376,744
2,028	Lockheed Martin Corp.	789,663
2,395	Northrop Grumman Corp.	823,808
2,000	Raytheon Co.	439,480
655	Teledyne Technologies, Inc. (b)	226,984
5,698	Textron, Inc.	254,131
2,042	The Boeing Co.	665,202
799	TransDigm Group, Inc. (a)	447,440
2,958	United Technologies Corp.	442,990
		6,028,147
	Air Freight & Logistics - 0.24%
5,047	C.H. Robinson Worldwide, Inc. (a)	394,675
635	FedEx Corp.	96,018
7,405	XPO Logistics, Inc. (a)(b)	590,179
		1,080,872
	Airlines - 0.52%
4,898	Alaska Air Group, Inc.	331,839
3,659	Delta Air Lines, Inc.	213,978
34,497	JetBlue Airways Corp. (a)(b)	645,784
6,099	Southwest Airlines Co.	329,224
9,950	United Continental Holdings, Inc. (b)	876,496
		2,397,321
	Auto Components - 0.09%
4,092	Gentex Corp.	118,586
1,099	Lear Corp. (a)	150,783
943	WABCO Holdings, Inc. (b)	127,776
		397,145
	Automobiles - 0.17%
62,037	Ford Motor Co.	576,944
2,730	Thor Industries, Inc. (a)	202,812
		779,756
	Banks - 3.26%
4,343	Associated Banc-Corp.	95,720
72,265	Bank of America Corp.	2,545,173
3,239	Bank OZK	98,806
12,358	CIT Group, Inc.	563,896
20,561	Citigroup, Inc.	1,642,618
9,249	Citizens Financial Group, Inc.	375,602
1,355	Comerica, Inc.	97,221
7,774	F.N.B. Corp.	98,730
11,772	Fifth Third Bancorp	361,871
7,204	First Horizon National Corp.	119,298
36,144	JPMorgan Chase & Co.	5,038,474
10,876	KeyCorp	220,130
7,361	Popular, Inc.	432,459
12,499	Regions Financial Corp.	214,483
1,551	Texas Capital Bancshares, Inc. (b)	88,050
1,972	The PNC Financial Services Group, Inc.	314,790
3,932	Truist Financial Corp.	221,450
7,379	U.S. Bancorp	437,501
37,211	Wells Fargo & Co.	2,001,952
		14,968,224
	Beverages - 1.50%
2,857	Brown-Forman Corp. - Class A	179,334
7,833	Brown-Forman Corp. - Class B (a)	529,511
9,203	Keurig Dr. Pepper, Inc. (a)	266,427
24,060	Molson Coors Brewing Co. - Class B	1,296,834
6,459	Monster Beverage Corp. (b)	410,469
17,609	PepsiCo, Inc.	2,406,622
32,303	The Coca-Cola Co.	1,787,971
		6,877,168
	Biotechnology - 1.41%
2,073	Alexion Pharmaceuticals, Inc. (b)	224,195
6,758	Alkermes PLC (b)	137,863
5,505	Amgen, Inc.	1,327,090
4,221	Biogen, Inc. (b)	1,252,497
2,155	Exact Sciences Corp. (a)(b)	199,294
23,154	Exelixis, Inc. (b)	407,974
12,305	Gilead Sciences, Inc.	799,579
5,825	Incyte Corp. (b)	508,639
442	Regeneron Pharmaceuticals, Inc. (b)	165,962
4,561	Seattle Genetics, Inc. (a)(b)	521,140
3,950	United Therapeutics Corp. (b)	347,916
2,603	Vertex Pharmaceuticals, Inc. (b)	569,927
		6,462,076
	Building Products - 0.55%
2,381	A. O. Smith Corp. - Class A (a)	113,431
3,942	Allegion PLC	490,937
3,140	Armstrong World Industries, Inc.	295,066
2,102	Fortune Brands Home & Security, Inc.	137,345
7,986	Johnson Controls International PLC	325,110
1,826	Lennox International, Inc. (a)	445,489
8,452	Masco Corp. (a)	405,611
5,119	Owens Corning, Inc.	333,349
		2,546,338
	Capital Markets - 1.99%
2,359	Ameriprise Financial, Inc.	392,962
1,922	Cboe Global Markets, Inc.	230,640
2,066	CME Group, Inc.	414,687
6,614	Eaton Vance Corp. (a)	308,808
4,359	Evercore, Inc. - Class A	325,879
2,192	FactSet Research Systems, Inc.	588,114
3,013	Intercontinental Exchange, Inc.	278,853
8,320	Janus Henderson Group Plc	203,424
11,714	Lazard, Ltd. - Class A	468,091
4,543	Legg Mason, Inc.	163,139
5,784	LPL Financial Holdings, Inc.	533,574
1,373	MarketAxess Holdings, Inc.	520,518
4,217	Moody's Corp.	1,001,158
11,604	Morgan Stanley	593,196
1,419	Morningstar, Inc.	214,709
2,364	MSCI, Inc.	610,338
4,783	S&P Global, Inc.	1,305,998
4,793	SEI Investments Co.	313,846
2,656	T. Rowe Price Group, Inc.	323,607
2,823	TD Ameritrade Holding Corp.	140,303
4,367	The Charles Schwab Corp. (a)	207,695
		9,139,539
	Chemicals - 0.82%
2,502	Air Products & Chemicals, Inc.	587,945
1,278	Eastman Chemical Co.	101,294
3,239	Ecolab, Inc.	625,094
968	FMC Corp.	96,626
15,922	Huntsman Corp.	384,675
3,321	Linde PLC	707,041
23,047	Olin Corp.	397,561
1,175	PPG Industries, Inc.	156,851
3,409	RPM International, Inc.	261,675
2,358	The Scotts Miracle-Gro Co. - Class A	250,372
9,304	Valvoline, Inc.	199,199
		3,768,333
	Commercial Services & Supplies - 0.80%
72,324	ADT, Inc. (a)	573,529
1,289	Avery Dennison Corp.	168,627
2,336	Cintas Corp.	628,571
1,596	Clean Harbors, Inc. (b)	136,857
4,760	Copart, Inc. (b)	432,874
2,661	IAA, Inc. (b)	125,227
4,719	KAR Auction Services, Inc. (a)	102,827
3,112	Republic Services, Inc.	278,929
18,448	Rollins, Inc.	611,736
2,158	Stericycle, Inc. (b)	137,702
4,345	Waste Management, Inc. (b)	495,156
		3,692,035
	Communications Equipment - 1.41%
1,324	Arista Networks, Inc. (a)(b)	269,302
3,063	Ciena Corp. (b)	130,759
50,154	Cisco Systems, Inc.	2,405,386
40,909	CommScope Holding Co., Inc. (b)	580,499
4,610	EchoStar Corp. - Class A (b)	199,659
3,326	F5 Networks, Inc. (b)	464,476
6,268	Juniper Networks, Inc.	154,381
2,542	Motorola Solutions, Inc.	409,618
1,164	Palo Alto Networks, Inc. (b)	269,175
9,819	Qualcomm, Inc.	866,330
3,785	Ubiquiti, Inc. (a)	715,289
		6,464,874
	Construction & Engineering - 0.39%
30,544	AECOM (b)	1,317,363
2,178	Jacobs Engineering Group, Inc.	195,650
990	Martin Marietta Materials, Inc.	276,843
		1,789,856
	Construction Materials - 0.04%
1,291	Vulcan Materials Co.	185,891
	Consumer Finance - 1.18%
21,372	Ally Financial, Inc.	653,128
10,138	American Express Co.	1,262,080
7,769	Capital One Financial Corp.	799,508
920	Credit Acceptance Corp. (a)(b)	406,943
2,265	Discover Financial Services	192,117
52,220	Navient Corp.	714,370
10,547	OneMain Holdings, Inc.	444,556
24,610	Santander Consumer USA Holdings, Inc. (a)	575,136
10,874	Synchrony Financial	391,573
		5,439,411
	Containers & Packaging - 0.43%
1,053	AptarGroup, Inc.	121,748
9,264	Ardagh Group SA	181,389
5,649	Ball Corp.	365,321
4,936	Crown Holdings, Inc. (b)	358,058
5,465	Graphic Packaging Holding Co.	90,992
3,206	International Paper Co.	147,636
6,471	Silgan Holdings, Inc.	201,119
12,407	WestRock Co.	532,384
		1,998,647
	Distributors - 0.25%
2,757	Genuine Parts Co.	292,876
23,538	LKQ Corp. (b)	840,307
		1,133,183
	Diversified Consumer Services - 0.41%
2,591	Bright Horizons Family Solutions, Inc. (b)	389,402
6,511	frontdoor, Inc. (b)	308,752
590	Graham Holdings Co. - Class B	377,004
18,961	H&R Block, Inc.	445,204
2,770	Service Corp. International	127,503
6,208	ServiceMaster Global Holdings, Inc. (b)	240,001
		1,887,866
	Diversified Financial Services - 0.11%
21,178	AXA Equitable Holdings, Inc.	524,791
	Diversified Telecommunication Services - 1.23%
65,655	AT&T, Inc.	2,565,798
59,494	CenturyLink, Inc. (a)	785,916
35,673	Verizon Communications, Inc.	2,190,322
2,645	Zayo Group Holdings, Inc. (b)	91,649
		5,633,685
	Electric Utilities - 1.39%
5,116	American Electric Power Co., Inc.	483,513
4,834	Duke Energy Corp.	440,909
2,500	Edison International	188,525
3,225	Entergy Corp.	386,355
4,459	Evergy, Inc.	290,236
5,043	Eversource Energy	429,008
10,686	Exelon Corp.	487,175
8,672	FirstEnergy Corp.	421,459
6,762	Hawaiian Electric Industries, Inc.	316,867
4,196	NextEra Energy, Inc.	1,016,104
3,086	OGE Energy Corp.	137,235
25,639	PG&E Corp. (b)	278,696
2,158	Pinnacle West Capital Corp.	194,069
6,136	PPL Corp.	220,160
10,936	The Southern Co.	696,623
6,384	Xcel Energy, Inc. (a)	405,320
		6,392,254
	Electrical Equipment - 0.82%
2,944	Acuity Brands, Inc.	406,272
1,788	Agilent Technologies, Inc.	152,534
1,246	AMETEK, Inc.	124,276
2,185	Eaton Corp. PLC	206,963
3,422	Emerson Electric Co.	260,962
34,604	GrafTech International, Ltd. (a)	402,098
616	Hubbell, Inc.	91,057
9,165	nVent Electric PLC	234,441
10,429	Regal Beloit Corp.	892,827
2,152	Rockwell Automation, Inc.	436,146
669	Roper Industries, Inc.	236,980
1,833	Sensata Technologies Holding PLC (b)	98,744
1,915	Woodward Governor Co.	226,812
		3,770,112
	Electronic Equipment, Instruments & Components - 1.05%
14,716	Arrow Electronics, Inc. (b)	1,247,034
23,941	Avnet, Inc.	1,016,056
2,970	CDW Corp.	424,235
5,026	Cognex Corp.	281,657
784	Coherent, Inc. (a)(b)	130,418
2,181	Dolby Laboratories, Inc. - Class A	150,053
5,006	Keysight Technologies, Inc. (b)	513,766
10,520	National Instruments Corp.	445,417
1,527	Universal Display Corp.	314,669
1,179	Zebra Technologies Corp. - Class A (b)	301,163
		4,824,468
	Energy Equipment & Services - 0.22%
85,659	Patterson-UTI Energy, Inc.	899,419
16,901	Transocean, Ltd. (b)	116,279
		1,015,698
	Entertainment - 1.27%
2,443	Activision Blizzard, Inc.	145,163
3,042	Electronic Arts, Inc. (b)	327,046
114,552	Lions Gate Entertainment Corp. - Class A (a)(b)	1,221,124
124,263	Lions Gate Entertainment Corp. - Class B (b)	1,233,932
4,620	Live Nation Entertainment, Inc. (a)(b)	330,191
1,097	Netflix, Inc. (b)	354,956
13,841	The Walt Disney Co.	2,001,824
33,160	Zynga, Inc. - Class A (b)	202,939
		5,817,175
	Food & Staples Retailing - 2.60%
3,519	Casey's General Stores, Inc. (a)	559,486
6,516	Costco Wholesale Corp.	1,915,183
18,736	CVS Health Corp.	1,391,897
21,017	Kroger Co.	609,283
56,445	Sprouts Farmers Market, Inc. (b)	1,092,211
11,517	SYSCO Corp.	985,164
27,786	US Foods Holding Corp. (b)	1,163,955
21,003	Walgreens Boots Alliance, Inc.	1,238,337
25,030	Walmart, Inc.	2,974,565
		11,930,081
	Food Products - 1.62%
2,633	Bunge Ltd.	151,529
4,643	Campbell Soup Co.	229,457
7,024	ConAgra Brands, Inc.	240,502
19,573	Flowers Foods, Inc.	425,517
9,147	General Mills, Inc. (a)	489,913
4,833	Ingredion, Inc. (a)	449,227
4,456	Lamb Weston Holdings, Inc.	383,350
2,219	McCormick & Co, Inc. - Non Voting	376,631
10,022	Mondelez International, Inc. - Class A	552,012
29,232	Pilgrim's Pride Corp. (b)	956,325
5,840	Post Holdings, Inc. (b)	637,144
5,338	The Hain Celestial Group, Inc. (b)	138,548
4,524	The Hershey Co.	664,937
2,495	The J.M. Smucker Co. (a)	259,804
3,275	The Kraft Heinz Co.	105,226
14,141	TreeHouse Foods, Inc. (b)	685,838
7,739	Tyson Foods, Inc. - Class A	704,559
		7,450,519
	Gas Utilities - 0.42%
2,436	Atmos Energy Corp.	272,491
78,005	EQT Corp.	850,255
3,262	National Fuel Gas Co. (a)	151,813
14,726	UGI Corp.	665,026
		1,939,585
	Health Care Equipment & Supplies - 2.47%
2,253	ABIOMED, Inc. (b)	384,339
3,107	Align Technology, Inc. (b)	866,977
4,101	Baxter International, Inc.	342,926
11,285	Boston Scientific Corp. (b)	510,308
4,971	Danaher Corp.	762,949
1,802	DENTSPLY SIRONA, Inc.	101,975
3,114	DexCom, Inc. (b)	681,156
4,669	Edwards Lifesciences Corp. (b)	1,089,231
1,591	Hill-Rom Holdings, Inc.	180,626
5,479	Hologic, Inc. (b)	286,059
658	ICU Medical, Inc. (b)	123,125
3,271	IDEXX Laboratories, Inc. (b)	854,156
1,647	Insulet Corp. (b)	281,967
895	Intuitive Surgical, Inc. (b)	529,079
3,949	Masimo Corp. (b)	624,179
7,084	Medtronic PLC	803,680
2,637	Penumbra, Inc. (a)(b)	433,180
2,537	ResMed, Inc.	393,159
2,290	STERIS PLC	349,042
3,629	Stryker Corp.	761,872
946	Teleflex, Inc. (a)	356,112
1,128	The Cooper Cos., Inc.	362,415
1,274	Varian Medical Systems, Inc. (b)	180,921
631	West Pharmaceutical Services, Inc.	94,858
		11,354,291
	Health Care Providers & Services - 2.82%
1,953	AmerisourceBergen Corp.	166,044
3,168	Anthem, Inc.	956,831
7,554	Cardinal Health, Inc.	382,081
10,289	Centene Corp. (a)(b)	646,869
7,473	Cerner Corp.	548,444
1,337	Chemed Corp.	587,291
5,501	Cigna Corp.	1,124,900
12,472	DaVita, Inc. (b)	935,774
2,307	Guardant Health, Inc. (a)(b)	180,269
1,808	HCA Healthcare, Inc.	267,241
3,156	Henry Schein, Inc. (b)	210,568
2,316	Humana, Inc. (a)	848,860
2,052	Laboratory Corp. of America Holdings (b)	347,137
5,428	McKesson Corp.	750,801
51,415	MEDNAX, Inc. (b)	1,428,823
1,913	Molina Healthcare, Inc. (b)	259,575
10,789	UnitedHealth Group, Inc.	3,171,750
1,051	Universal Health Services, Inc. - Class B	150,776
		12,964,034
	Health Care Technology - 0.09%
2,844	Veeva Systems, Inc. - Class A (b)	400,037
	Hotels, Restaurants & Leisure - 2.07%
18,074	Aramark	784,412
13,754	Caesars Entertainment Corp. (b)	187,054
2,315	Carnival Corp.	117,671
508	Chipotle Mexican Grill, Inc. (b)	425,252
2,240	Choice Hotels International, Inc. (a)	231,683
2,413	Darden Restaurants, Inc.	263,041
2,935	Domino's Pizza, Inc. (a)	862,244
1,870	Dunkin' Brands Group, Inc. (a)	141,260
2,569	Hilton Worldwide Holdings, Inc.	284,928
6,910	McDonald's Corp.	1,365,485
8,558	MGM Resorts International	284,725
15,744	Norwegian Cruise Line Holdings, Ltd. (b)	919,607
2,791	Planet Fitness, Inc. - Class A (b)	208,432
20,030	Starbucks Corp.	1,761,038
8,220	The Wendy's Co.	182,566
4,973	Wyndham Destinations, Inc.	257,054
6,956	Yum China Holdings, Inc.	333,958
9,072	Yum! Brands, Inc.	913,822
		9,524,232
	Household Durables - 0.75%
5,112	DR Horton, Inc.	269,658
1,261	Garmin Ltd.	123,023
7,612	Lennar Corp. - Class A	424,674
7,934	Lennar Corp. - Class B	354,650
105	NVR, Inc. (b)	399,883
14,170	PulteGroup, Inc.	549,796
3,701	Roku, Inc. (a)(b)	495,564
3,589	Tempur Sealy International, Inc. (b)	312,458
13,540	Toll Brothers, Inc.	534,965
		3,464,671
	Household Products - 1.40%
4,244	Church & Dwight, Inc.	298,523
3,281	Clorox Co.	503,765
13,974	Colgate-Palmolive Co.	961,970
5,807	Kimberly-Clark Corp.	798,753
31,073	The Procter & Gamble Co.	3,881,017
		6,444,028
	Independent Power and Renewable Electricity Producers - 0.60%
21,963	AES Corp.	437,064
18,963	NRG Energy, Inc.	753,779
68,414	Vistra Energy Corp.	1,572,838
		2,763,681
	Industrial Conglomerates - 0.37%
3,640	3M Co.	642,169
1,026	Carlisle Companies, Inc.	166,048
16,589	General Electric Co.	185,133
4,024	Honeywell International, Inc.	712,248
		1,705,598
	Insurance - 3.36%
4,669	Aflac, Inc.	246,990
1,775	American International Group, Inc.	91,111
3,090	American National Insurance Co.	363,631
5,074	Aon PLC	1,056,863
8,502	Arch Capital Group, Ltd. (b)	364,651
2,582	Arthur J. Gallagher & Co.	245,884
2,092	Assurant, Inc.	274,219
12,886	Athene Holding, Ltd. - Class A (b)	606,029
16,431	Berkshire Hathaway, Inc. - Class B (b)	3,721,622
14,989	Brighthouse Financial, Inc. (b)	588,018
7,024	Brown & Brown, Inc.	277,308
2,348	Chubb, Ltd.	365,490
3,490	Cincinnati Financial Corp.	366,974
2,446	Erie Indemnity Co. - Class A (a)	406,036
330	Everest Re Group, Ltd.	91,357
8,557	Fidelity National Financial, Inc.	388,060
5,187	First American Financial Corp.	302,506
858	Globe Life, Inc.	90,305
3,585	Hartford Financial Services Group, Inc.	217,860
7,335	Lincoln National Corp.	432,838
3,475	Marsh & McLennan Cos., Inc.	387,150
13,584	MetLife, Inc.	692,376
6,235	Old Republic International Corp.	139,477
3,650	Principal Financial Group, Inc.	200,750
5,611	Prudential Financial, Inc.	525,975
2,267	Reinsurance Group of America, Inc.	369,657
1,549	RenaissanceRe Holdings, Ltd.	303,635
2,061	The Allstate Corp.	231,759
905	The Hanover Insurance Group, Inc.	123,686
9,037	The Progressive Corp.	654,188
1,673	The Travelers Cos., Inc.	229,117
11,510	Unum Group	335,632
4,716	W.R. Berkley Corp.	325,876
205	White Mountains Insurance Group, Ltd. - ADR	228,680
1,086	Willis Towers Watson PLC	219,307
		15,465,017
	Interactive Media & Services - 3.71%
3,262	Alphabet, Inc. - Class A (b)	4,369,090
3,339	Alphabet, Inc. - Class C (b)	4,464,310
30,846	Facebook, Inc. - Class A (b)	6,331,142
3,194	IAC InterActive Corp. (b)	795,657
9,738	Match Group, Inc. (a)(b)	799,587
10,285	TripAdvisor, Inc. - Class A (a)	312,458
		17,072,244
	Internet & Direct Marketing Retail - 2.84%
5,328	Amazon.com, Inc. (b)	9,845,292
419	Booking Holdings, Inc. (b)	860,513
10,970	eBay, Inc.	396,127
5,540	Etsy, Inc. (a)(b)	245,422
2,144	Expedia Group, Inc. (a)	231,852
110,615	Qurate Retail, Inc. - Series A (b)	932,484
6,165	Wayfair, Inc. - Class A (a)(b)	557,131
		13,068,821
	IT Services - 5.24%
10,969	Accenture PLC - Class A	2,309,742
2,893	Akamai Technologies, Inc. (b)	249,897
7,922	Alliance Data Systems Corp.	888,848
2,867	Amdocs Ltd.	206,969
2,727	Automatic Data Processing, Inc.	464,954
4,577	Black Knight, Inc. (b)	295,125
11,895	Booz Allen Hamilton Holding Corp.	846,091
3,063	Broadridge Financial Solutions, Inc.	378,403
3,214	CACI International, Inc. - Class A (b)	803,468
10,526	Cognizant Technology Solutions Corp. - Class A	652,823
6,780	CoreLogic, Inc.	296,354
46,329	DXC Technology Co.	1,741,507
1,520	EPAM Systems, Inc. (b)	322,483
1,846	Euronet Worldwide, Inc. (b)	290,856
5,441	Fidelity National Information Services, Inc.	756,789
7,079	Fiserv, Inc. (b)	818,545
702	FleetCor Technologies, Inc. (b)	201,979
1,040	Gartner, Inc. (b)	160,264
8,668	Genpact, Ltd.	365,530
5,243	Global Payments, Inc.	957,162
3,004	GoDaddy, Inc. - Class A (a)(b)	204,032
5,916	Leidos Holdings, Inc.	579,117
9,456	MasterCard, Inc. - Class A	2,823,467
1,423	MongoDB, Inc. (a)(b)	187,281
4,755	Okta, Inc. - Class A (b)	548,584
3,866	Paychex, Inc.	328,842
5,190	PayPal Holdings, Inc. (b)	561,402
7,419	Sabre Corp.	166,482
5,041	Square, Inc. - Class A (b)	315,365
22,288	Switch, Inc. - Class A	330,308
13,756	The Western Union Co. (a)	368,386
5,077	T-Mobile USA, Inc. (b)	398,138
3,229	VeriSign, Inc. (b)	622,164
18,683	Visa, Inc. - Class A (a)	3,510,536
644	WEX, Inc. (b)	134,892
		24,086,785
	Leisure Products - 0.27%
2,761	Hasbro, Inc.	291,589
12,791	Mattel, Inc. (a)(b)	173,318
1,279	Polaris Industries, Inc.	130,075
3,056	Pool Corp.	649,033
		1,244,015
	Life Sciences Tools & Services - 0.88%
755	Bio-Techne Corp.	165,730
8,841	Bruker Corp.	450,626
1,691	Charles River Laboratories International, Inc. (b)	258,317
1,170	Illumina, Inc. (b)	388,136
1,686	IQVIA Holdings, Inc. (b)	260,504
1,165	Mettler-Toledo International, Inc. (b)	924,171
3,596	Thermo Fisher Scientific, Inc.	1,168,233
1,753	Waters Corp. (a)(b)	409,588
		4,025,305
	Machinery - 1.47%
9,463	AGCO Corp.	731,017
2,061	Allison Transmission Holdings, Inc.	99,587
1,404	Caterpillar, Inc.	207,343
4,580	Colfax Corp. (a)(b)	166,620
2,321	Cummins, Inc. (a)	415,366
4,671	Donaldson Co., Inc.	269,143
1,285	Dover Corp.	148,109
4,433	Gardner Denver Holdings, Inc. (a)(b)	162,602
55,852	Gates Industrial Corp PLC (a)(b)	768,524
8,052	Graco, Inc.	418,704
3,790	Illinois Tool Works, Inc.	680,798
2,092	Ingersoll-Rand Plc	278,069
2,798	Lincoln Electric Holdings, Inc.	270,651
4,568	Oshkosh Corp.	432,361
671	Parker-Hannifin Corp.	138,105
920	Snap-on, Inc. (a)	155,848
629	Stanley Black & Decker, Inc.	104,250
14,690	The Timken Co.	827,194
4,915	The Toro Co.	391,578
1,207	Wabtec Corp. (a)	93,905
		6,759,774
	Media - 1.58%
7,347	AMC Networks, Inc. - Class A (a)(b)	290,207
257	Cable One, Inc.	382,537
1,229	Charter Communications, Inc. - Class A (b)	596,163
40,655	Comcast Corp. - Class A	1,828,255
4,179	Discovery Communications, Inc. - Series A (a)(b)	136,821
4,310	Discovery Communications, Inc. - Series C (b)	131,412
3,912	GCI Liberty, Inc. - Class A (b)	277,165
4,068	John Wiley & Sons, Inc. - Class A (a)	197,379
1,828	Liberty Broadband Corp. - Class A (b)	227,696
2,554	Liberty Broadband Corp. - Class C (b)	321,166
8,139	Liberty Media Corp.-Liberty SiriusXM - Class A (b)	393,439
11,158	Liberty Media Corp.-Liberty SiriusXM - Class C (b)	537,146
1,343	Nexstar Media Group, Inc. - Class A (a)	157,467
17,204	Sinclair Broadcast Group, Inc. - Class A (a)	573,581
31,816	Sirius XM Holdings, Inc. (a)	227,484
8,407	The Interpublic Group of Companies, Inc.	194,202
18,602	The New York Times Co. - Class A (a)	598,426
4,057	ViacomCBS, Inc.	182,038
		7,252,584
	Metals & Mining - 0.66%
41,000	Alcoa Corp. (b)	881,910
7,332	Newmont Goldcorp Corp.	318,575
3,705	Nucor Corp. (a)	208,517
5,285	Reliance Steel & Aluminum Co.	632,932
2,970	Royal Gold, Inc.	363,083
18,217	Steel Dynamics, Inc.	620,107
		3,025,124
	Multiline Retail - 1.42%
4,282	Burlington Stores, Inc. (a)(b)	976,424
6,062	Dollar General Corp.	945,551
3,879	Dollar Tree, Inc. (b)	364,820
16,838	Kohl's Corp. (a)	857,896
81,158	Macy's, Inc. (a)	1,379,686
14,436	Nordstrom, Inc. (a)	590,865
2,444	Ollie's Bargain Outlet Holdings, Inc. (a)(b)	159,618
9,722	Target Corp.	1,246,458
		6,521,318
	Multi-Utilities - 0.76%
6,099	Alliant Energy Corp.	333,737
4,501	Ameren Corp.	345,677
5,853	CenterPoint Energy, Inc.	159,611
5,534	CMS Energy Corp.	347,757
2,724	Consolidated Edison, Inc.	246,440
3,740	Dominion Energy, Inc. (b)	309,747
1,880	DTE Energy Co.	244,156
5,018	MDU Resources Group, Inc.	149,085
5,904	NiSource, Inc.	164,367
4,107	Public Service Enterprise Group, Inc.	242,518
3,421	Sempra Energy	518,213
4,708	WEC Energy Group, Inc. (a)	434,219
		3,495,527
	Oil, Gas & Consumable Fuels - 1.27%
11,791	Chevron Corp.	1,420,934
5,266	ConocoPhillips	342,448
3,515	EOG Resources, Inc.	294,416
23,882	Exxon Mobil Corp.	1,666,486
15,341	HollyFrontier Corp.	777,942
12,067	Kinder Morgan, Inc.	255,458
14,777	Marathon Petroleum Corp.	890,314
2,389	ONEOK, Inc.	180,776
		5,828,774
	Paper & Forest Products - 0.11%
13,190	Domtar Corp.	504,386
	Personal Products - 0.55%
15,613	Herbalife Nutrition, Ltd. (a)(b)	744,272
14,992	Nu Skin Enterprises, Inc. - Class A	614,372
5,768	The Estee Lauder Cos., Inc. - Class A	1,191,323
		2,549,967
	Pharmaceuticals - 4.44%
14,225	Abbott Laboratories	1,235,583
17,329	AbbVie, Inc.	1,534,310
5,104	Allergan PLC	975,732
18,487	Bristol-Myers Squibb Co.	1,186,681
3,961	Catalent, Inc. (b)	223,004
10,542	Eli Lilly & Co.	1,385,535
4,319	Horizon Therapeutics Plc (b)	156,348
812	Jazz Pharmaceuticals PLC (b)	121,215
37,147	Johnson & Johnson	5,418,633
33,311	Merck & Co., Inc.	3,029,635
73,231	Mylan NV (b)	1,471,943
11,901	Perrigo Co. PLC	614,806
54,943	Pfizer, Inc.	2,152,667
6,949	Zoetis, Inc.	919,700
		20,425,792
	Professional Services - 0.57%
796	CoStar Group, Inc. (b)	476,247
1,461	Equifax, Inc.	204,715
4,565	IHS Markit, Ltd. (b)	343,973
5,604	ManpowerGroup, Inc.	544,148
9,634	Robert Half International, Inc.	608,387
2,976	Verisk Analytics, Inc.	444,436
		2,621,906
	Real Estate Management & Development - 0.23%
9,037	CBRE Group, Inc. - Class A (b)	553,878
2,955	Jones Lang LaSalle, Inc.	514,436
		1,068,314
	Road & Rail - 0.24%
885	Kansas City Southern (a)	135,547
3,637	Landstar System, Inc.	414,145
757	Norfolk Southern Corp.	146,956
486	Old Dominion Freight Line, Inc.	92,233
1,717	Union Pacific Corp.	310,417
		1,099,298
	Semiconductors & Semiconductor Equipment - 3.47%
28,440	Advanced Micro Devices, Inc. (b)	1,304,258
1,150	Analog Devices, Inc.	136,666
16,140	Applied Materials, Inc.	985,186
3,954	Broadcom, Inc.	1,249,543
4,293	Cypress Semiconductor Corp.	100,156
2,846	Entegris, Inc.	142,556
51,392	Intel Corp.	3,075,811
3,083	KLA Corp.	549,298
3,615	Lam Research Corp.	1,057,026
5,203	Marvell Technology Group, Ltd. (a)	138,192
3,281	Maxim Integrated Products, Inc.	201,814
1,936	Microchip Technology, Inc. (a)	202,738
19,356	Micron Technology, Inc. (b)	1,040,966
3,304	MKS Instruments, Inc.	363,473
694	Monolithic Power Systems, Inc. (a)	123,546
5,720	NVIDIA Corp.	1,345,916
28,065	ON Semiconductor Corp. (b)	684,225
2,941	Qorvo, Inc. (b)	341,832
3,927	Skyworks Solutions, Inc.	474,696
5,964	Teradyne, Inc.	406,685
11,644	Texas Instruments, Inc.	1,493,809
5,326	Xilinx, Inc.	520,723
		15,939,115
	Software - 8.86%
5,386	Adobe Systems, Inc. (b)	1,776,357
3,405	Alteryx, Inc. (a)(b)	340,738
1,716	ANSYS, Inc. (b)	441,716
5,333	Aspen Technology, Inc. (b)	644,920
3,638	Atlassian Corp. PLC - Class A (b)	437,797
3,305	Autodesk, Inc. (b)	606,335
2,972	Avalara, Inc. (b)	217,699
13,600	Cadence Design System, Inc. (b)	943,296
2,770	CDK Global, Inc.	151,464
40,161	Cerence, Inc. (b)	908,843
2,454	Ceridian HCM Holding, Inc. (b)	166,578
5,927	Citrix Systems, Inc.	657,304
1,944	Coupa Software, Inc. (a)(b)	284,310
3,384	DocuSign, Inc. (b)	250,788
21,008	Dropbox, Inc. - Class A (b)	376,253
1,902	Elastic NV (a)(b)	122,299
2,336	Fair Isaac Corp. (b)	875,252
6,814	Fortinet, Inc. (b)	727,463
876	HubSpot, Inc. (b)	138,846
4,830	Intuit, Inc.	1,265,122
2,523	Jack Henry & Associates, Inc. (a)	367,525
4,583	LogMeIn, Inc.	392,946
9,498	Manhattan Associates, Inc. (b)	757,465
108,177	Microsoft Corp.	17,059,513
1,457	New Relic, Inc. (a)(b)	95,739
14,860	NortonLifeLock, Inc.	379,227
25,425	Nuance Communications, Inc. (b)	453,328
14,379	Nutanix, Inc. - Class A (a)(b)	449,488
28,862	Oracle Corp.	1,529,109
1,294	Paycom Software, Inc. (b)	342,599
1,444	Paylocity Holding Corp. (b)	174,464
6,247	Pegasystems, Inc. (a)	497,574
1,376	Proofpoint, Inc. (b)	157,937
3,072	PTC, Inc. (b)	230,062
5,521	RingCentral, Inc. - Class A (b)	931,227
7,398	salesforce.com, Inc. (b)	1,203,211
3,914	ServiceNow, Inc. (b)	1,105,000
7,432	Smartsheet, Inc. - Class A (b)	333,845
970	Splunk, Inc. (b)	145,277
8,722	SS&C Technologies Holdings, Inc.	535,531
4,308	Synopsys, Inc. (b)	599,674
810	The Trade Desk, Inc. - Class A (a)(b)	210,422
763	Tyler Technologies, Inc. (b)	228,915
2,301	VMware, Inc. - Class A (a)	349,269
1,938	Workday, Inc. - Class A (b)	318,704
4,561	Zscaler, Inc. (a)(b)	212,087
4,573	Zendesk, Inc. (b)	350,429
		40,743,947
	Specialty Retail - 3.48%
2,868	Advance Auto Parts, Inc.	459,339
18,294	AutoNation, Inc. (a)(b)	889,637
825	AutoZone, Inc. (b)	982,831
8,228	Best Buy Co., Inc.	722,418
987	CarMax, Inc. (b)	86,530
954	Carvana Co. (a)(b)	87,816
11,665	Dick's Sporting Goods, Inc.	577,301
7,130	Floor & Decor Holdings, Inc. - Class A (a)(b)	362,275
15,839	Foot Locker, Inc.	617,563
16,432	L Brands, Inc.	297,748
8,044	Lowe's Cos., Inc.	963,349
1,981	O'Reilly Automotive, Inc. (b)	868,193
9,946	Penske Automotive Group, Inc.	499,488
8,084	Ross Stores, Inc.	941,139
689	Sherwin-Williams Co.	402,059
13,889	The Gap, Inc. (a)	245,558
12,331	The Home Depot, Inc.	2,692,844
18,428	The TJX Cos., Inc.	1,125,214
3,545	Tiffany & Co.	473,789
7,134	Tractor Supply Co.	666,601
2,699	Ulta Beauty, Inc. (b)	683,225
29,329	Urban Outfitters, Inc. (a)(b)	814,466
7,145	Williams Sonoma, Inc. (a)	524,729
		15,984,112
	Technology Hardware, Storage & Peripherals - 4.71%
62,226	Apple, Inc.	18,272,665
2,185	Dell Technologies, Inc. - Class C (b)	112,287
12,136	HP, Inc.	249,395
8,677	International Business Machines Corp.	1,163,065
5,760	NCR Corp. (b)	202,522
7,155	NetApp, Inc.	445,399
18,687	Pure Storage, Inc. - Class A (b)	319,734
9,829	Teradata Corp. (b)	263,122
16,467	Xerox Holdings Corp.	607,138
		21,635,327
	Textiles, Apparel & Luxury Goods - 1.64%
8,989	Capri Holdings, Ltd. (b)	342,930
4,243	Carter's, Inc.	463,930
5,060	Columbia Sportswear Co.	506,961
6,175	Lululemon Athletica, Inc. (b)	1,430,562
13,655	NIKE, Inc. - Class B	1,383,388
2,117	PVH Corp.	222,603
3,882	Ralph Lauren Corp. - Class A	455,048
11,450	Skechers U.S.A., Inc. - Class A (b)	494,526
20,954	Tapestry, Inc.	565,129
16,512	Under Armour, Inc. - Class A (a)(b)	356,659
20,916	Under Armour, Inc. - Class C (a)(b)	401,169
9,157	VF Corp. (a)	912,587
		7,535,492
	Thrifts & Mortgage - 0.05%
10,606	TFS Financial Corp. (a)	208,726
	Thrifts & Mortgage Finance - 0.06%
22,967	New York Community Bancorp, Inc.	276,063
	Tobacco - 0.31%
16,921	Philip Morris International, Inc.	1,439,808
	Trading Companies & Distributors - 0.98%
16,688	Fastenal Co.	616,621
10,012	HD Supply Holdings, Inc. (b)	402,683
6,363	MSC Industrial Direct Co., Inc. - Class A (a)	499,304
1,121	United Rentals, Inc. (a)(b)	186,949
11,829	Univar, Inc. (b)	286,735
2,061	W.W. Grainger, Inc.	697,690
1,505	Watsco, Inc. - Class A	271,126
26,341	WESCO International, Inc. (b)	1,564,392
		4,525,500
	Water Utilities - 0.15%
3,555	American Water Works Co., Inc.	436,732
5,851	Aqua America, Inc. (a)	274,646
		711,378
	Wireless Telecommunication Services - 0.06%
7,409	United States Cellular Corp. (b)	268,428
	Total Common Stocks (Cost $294,164,476)	420,338,469

	INVESTMENT COMPANIES - 3.13%
	Exchange Traded Funds - 3.13%
48,664	Vanguard S&P 500 ETF	14,394,812
	Total Investment Companies (Cost $11,203,568)	14,394,812

	REAL ESTATE INVESTMENT TRUSTS - 4.21%
2,449	Alexandria Real Estate Equities, Inc.	395,709
5,500	American Campus Communities, Inc.	258,665
16,885	American Homes 4 Rent - Class A	442,556
3,441	American Tower Corp.	790,811
10,163	Americold Realty Trust (a)	356,315
5,742	Apartment Investment & Management Co. - Class A	296,574
19,994	Apple Hospitality REIT, Inc.	324,902
1,837	AvalonBay Communities, Inc.	385,219
11,647	Brandywine Realty Trust	183,440
13,667	Brixmor Property Group, Inc. (a)	295,344
5,127	Brookfield Property REIT, Inc. - Class A	94,568
2,825	Camden Property Trust	299,732
10,502	Chimera Investment Corp. (a)	215,921
111,427	Colony Capital, Inc. - Class A	529,278
808	CoreSite Realty Corp.	90,593
6,200	Corporate Office Properties Trust	182,156
2,230	Cousins Properties, Inc.	91,876
2,491	Crown Castle International Corp.	354,096
3,323	CubeSmart (a)	104,608
3,506	Digital Realty Trust, Inc. (a)	419,808
3,072	Douglas Emmett, Inc.	134,861
7,499	Duke Realty Corp.	259,990
25,507	Empire State Realty Trust, Inc. - Class A	356,078
3,918	EPR Properties	276,768
897	Equinix, Inc.	523,579
6,704	Equity Commonwealth	220,092
6,122	Equity LifeStyle Properties, Inc.	430,928
4,256	Equity Residential	344,396
1,176	Essex Property Trust, Inc.	353,811
2,953	Extra Space Storage, Inc.	311,896
7,340	Gaming and Leisure Properties, Inc.	315,987
3,035	Healthcare Trust of America, Inc. - Class A	91,900
7,852	Healthpeak Properties, Inc.	270,658
1,934	Highwoods Properties, Inc.	94,592
28,653	Host Hotels & Resorts, Inc. (a)	531,513
14,192	Invitation Homes, Inc.	425,334
2,169	Kilroy Realty Corp.	181,979
4,547	Kimco Realty Corp. (a)	94,168
1,197	Lamar Advertising Co. - Class A	106,844
5,499	Liberty Property Trust	330,215
852	Life Storage, Inc.	92,255
17,106	Medical Properties Trust, Inc. (a)	361,108
22,438	MFA Financial, Inc.	171,651
3,162	Mid-America Apartment Communities, Inc.	416,941
5,697	National Retail Properties, Inc.	305,473
9,036	Omega Healthcare Investors, Inc.	382,675
7,288	Outfront Media, Inc.	195,464
8,195	Paramount Group, Inc. (a)	114,074
5,377	Prologis, Inc.	479,306
1,539	Public Storage	327,745
5,364	Realty Income Corp.	394,951
11,034	Retail Properties of America, Inc. - Class A	147,856
1,696	SBA Communications Corp.	408,719
24,173	Service Properties Trust	588,129
7,021	Spirit Realty Capital, Inc.	345,293
14,458	Starwood Property Trust, Inc.	359,426
9,609	STORE Capital Corp.	357,839
2,677	Sun Communities, Inc.	401,818
7,068	UDR, Inc.	330,076
4,658	Ventas, Inc.	268,953
28,685	VEREIT, Inc.	265,049
2,930	Weingarten Realty Investors	91,533
4,843	Welltower, Inc. (a)	396,061
5,048	WP Carey, Inc. (a)	404,042
	Total Real Estate Investment Trusts (Cost $17,697,577)	19,374,197

	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
4,942,082	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (c)	4,942,082
	Total Short Term Investments (Cost $4,942,082)	4,942,082

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.75%
40,227,628	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (c)	40,227,628
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $40,227,628)	40,227,628

	Total Investments (Cost $368,235,331) - 108.61%	499,277,188
	Liabilities in Excess of Other Assets - (8.61)%	(39,598,156)
	TOTAL NET ASSETS - 100.00%	$459,679,032

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2019.